UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street Suite 2, Omaha, Nebraska  68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

6/30

Date of reporting period:   9/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)
Shares		Value

	COMMON STOCKS - 83.5%
	AUTO - 2.0%
25,800	Tesla Motors, Inc *	$ 755,424

	BIOTECHNOLOGY - 12.9%
18,000	Aegerion Pharmaceuticals, Inc. *	266,760
7,800	Ariad Pharmaceuticals, Inc. *	188,955
45,400	Coronado Biosciences, Inc. *	236,080
35,400	Curis, Inc. *	146,556
288,100	Dynavax Technologies Corp. *	1,371,356
140,500	NPS Pharmaceuticals, Inc. *	1,299,625
61,600	Sangamo Biosciences, Inc. *	374,528
147,000	Trius Therapeutics, Inc. *	857,010
		4,740,870
	CHEMICALS - 4.2%
3,400	CF Industries Holdings, Inc.	755,616
15,200	LyondellBasell Industries NV	785,232
		1,540,848
	COMMERCIAL SERVICES - 4.5%
30,800	Macquarie Infrastructure Co., LLC	1,277,584
16,000	Quanta Services, Inc. *	395,200
		1,672,784
	COMPUTERS - 1.4%
16,300	Vocera Communications, Inc. *	503,833

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
30,500	Ocwen Financial Corp. *	836,005

	ELECTRIC - 3.4%
30,600	Calpine Corp. *	529,380
33,700	NRG Energy, Inc.	720,843
		1,250,223
	ELECTRONICS - 1.8%
12,700	Cymer, Inc. *	648,462

	ENERGY - ALTERNATE SOURCES - 1.4%
45,400	Solazyme, Inc. *	521,192

	FOOD - 3.1%
4,700	JM Smucker Co. (The)	405,751
113,600	SunOpta, Inc. *	725,904
		1,131,655
	HEALTHCARE - PRODUCTS - 3.2%
31,000	DexCom, Inc.	465,930
25,200	Volcano Corp. *	719,964
		1,185,894
	INTERNET - 1.7%
6,000	F5 Networks, Inc. *	628,200

	OIL & GAS - 9.5%
8,100	Apache Corp.	700,407
17,000	Cabot Oil & Gad Corp.	763,300
7,000	EOG Resources, Inc.	784,350
9,200	National Oilwell Varco, Inc.	737,012
13,000	Seadrill, Ltd.	509,860
		3,494,929
	PAPER - 2.0%
9,600	Domtar Corp.	751,584

	PHARMACEUTICALS - 12.4%
153,300	Array BioPharma, Inc. *	898,338
250,000	Dyax Corp. *	650,000
7,200	Medivation, Inc. *	405,792
58,200	Optimer Pharmaceuticals, Inc. *	821,784
86,300	Sarepta Therapeutics, Inc. *	1,340,239
56,500	Synta Pharmaceuticals Corp. *	430,530
		4,546,683
	SEMICONDUCTORS - 5.0%
11,300	ASML Holding NV	606,584
11,500	KLA-Tencor Corp.	548,608
21,800	Ultratech, Inc. *	684,084
		1,839,276
	SOFTWARE - 5.5%
36,400	Aspen Technology, Inc. *	940,576
6,200	Red Hat, Inc. *	353,028
7,400	VMware, Inc. *	715,876
		2,009,480
	TELECOMMUNICATIONS - 1.5%
8,900	Crown Castle International Corp. *	570,490

	TRANSPORTATION - 5.4%
29,500	Costamare, Inc.	454,005
18,000	Golar LNG, Ltd.	694,620
5,000	Union Pacific Corp.	593,500
20,000	XPO Logistics, Inc. *	244,800
		1,986,925
	WATER - 0.3%
2,900	American Water Works Co., Inc.	107,474

	TOTAL COMMON STOCKS (Cost $25,721,180)	30,722,231

	CORPORATE BONDS - 0.7%
120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL CORPORATE BONDS(Cost $263,671)	265,000

	EXCHANGE-TRADED FUNDS - 2.5%
5,400	SPDR Gold Trust * (Cost $850,917)	928,908

	SHORT-TERM INVESTMENTS - 11.7%
4,309,338	Fidelity Institutional Treasury Only Portfolio, 0.02%** (Cost $4,309,338)	4,309,338

	TOTAL INVESTMENTS - 98.4% (Cost $31,145,106) (a)	$ 36,225,477
	ASSETS IN EXCESS OF OTHER LIABILITIES - 1.6%	595,162
	TOTAL NET ASSETS - 100.0%	$ 36,820,639

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.

(a) Represents cost for financial purposes.  Aggregate cost for federal tax purposes is substaintially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 5,411,418
	Unrealized depreciation:	(331,047)
	Net unrealized appreciation:	$ 5,080,371

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited) (continued)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 30,722,231	$ -	$ -	$ 30,722,231
Corporate Bonds	-	265,000	-	265,000
Exchange-Traded Funds	928,908	-	-	928,908
Short-Term Investments	4,309,338	-	-	4,309,338
Total	$ 35,960,477	$ 265,000	$ -	$ 36,225,477

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

(2)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(3)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

11/27/2012

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

11/27/2012